NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of EPS
Year Ended	Loss (Numerator)	Shares (Denominator)	Per Share Amount
December 31, 2019	$ (295,395)	7,301,279	$ (0.04)
December 31, 2018	$ (449,030)	4,102,649	$ (0.11)